Commitments	12 Months Ended
Feb. 28, 2017
Commitments [Text Block]
11.	Commitments

The Company is committed to certain agreements and operating leases. The minimum amounts due over the remaining terms of those agreements are as follows:

2018	$123,073
2019	123,073
2020	130,376
2021	130,376
2022	130,376
and thereafter	130,376

Total future minimum payments	$767,650

During the years ended February 28, 2017, February 29, 2016 and February 28, 2015, the Company incurred rental expenses of $553,763, $705,765, and $750,879 respectively.

The Company has committed to certain purchase obligations as follows:

2018	$19,756
2019	19,850
2020	19,725
2021	9,818
2022	-
and thereafter	-

Total future minimum payments	$69,149